Restructuring	12 Months Ended
Dec. 31, 2015
Restructuring

Note 17 Restructuring

Restructuring charges consist of costs associated with the wind down of our Location Labs India operation, the SMB restructuring in 2015, a rationalization of the Norman business, as well as some smaller restructuring related programs, the 2012/13 restructuring and the 2013/14 restructuring. These charges include employee severance pay and related costs, facility restructuring costs, contract termination and other non-cash charges associated with the exit of facilities, as well as reversals of restructuring charges arising from changes in estimates.

For years ended December 31, 2013, 2014, and 2015, restructuring charges comprised the following:

	Year Ended December 31,
	2015
	2012/13 restruc- turing	2014 restruc- turing	2015 restruc- turing	Total
Employee severance pay and related costs	$—	$107	$3,002	$3,109
Non-cancelable lease, contract termination, and other charges	232	—	—	232
Other non-cash charges	—	—	282	282

Total restructuring charges	$232	$107	$3,284	$3,623

	Year Ended December 31,
	2014
	2012/13 restruc- turing	2013/14 restruc- turing	Australia restruc- turing	2014 restruc- turing	Total
Employee severance pay and related costs	$—	$402	$277	$1,420	$2,099
Non-cancelable lease, contract termination, and other charges	228	—	—	—	228
Other non-cash charges	—	1,181	—	—	1,181

Total restructuring charges	$228	$1,583	$277	$1,420	$3,508

	Year Ended December 31,
	2013
	2012/13 restruc- turing	2013/14 restruc- turing	Total
Employee severance pay and related costs	$1,007	$1,894	$2,901
Non-cancelable lease, contract termination, and other charges	652	—	652
Other non-cash charges	—	526	526

Total restructuring charges	$1,659	$2,420	$4,079

Restructuring related costs and change in estimates in year ended December 31, 2015 totaled $3,623. From these restructuring costs incurred, $301 was included in cost of sales, $1,300 in sales and marketing, $1,245 in research and development, and $777 in general and administrative.

General and administrative includes $282 in non-cash charges, related to the accelerated depreciation of assets.

Restructuring related costs and change in estimates in year ended December 31, 2014 totaled $3,508. From these restructuring costs incurred $28 was included in cost of sales, $1,113 in sales and marketing, $1,406 in research and development, and $961 in general and administrative.

Research and development includes $1,181 in non-cash charges, relating to accelerated amortization of software.

Restructuring related costs and change in estimates in year ended December 31, 2013 totaled $ 4,079. From these restructuring costs incurred $ 93 was included in cost of sale, $ 1,551 in sales and marketing, $ 574 in research and development, and $ 1,861 in general and administrative.

2015 Restructuring

During the financial year ended December 31, 2015, the Company initiated the restructuring of, mainly, its SMB operations and the rationalization of its acquired Location Labs and Norman businesses. As a result of these actions, positions were made redundant in several places globally.

The following table summarizes the changes in the 2015 Restructuring related liabilities:

Severance and other benefits
Costs incurred and charged to expense	3,002
Costs paid	(1,795)
Effects of foreign currency exchange	(10)

Balance at December 31, 2015	$1,197

Cumulative costs incurred to date, including non-cash charges	$3,284

The Company has accrued for all expected costs related to the 2015 restructuring program. Additional costs to be incurred are expected to be immaterial. The Company expects the 2015 restructuring program to be substantially completed in 2016.

2014 Restructuring

During the financial year 2014, the Company initiated the rationalization of the Company’s global operations. As a result of these actions, positions were made redundant in several locations globally.

The following table summarizes the changes in the rationalization of operations related liabilities:

Severance and other benefits
Balance at January 1, 2015	$508
Costs incurred and charged to expense	107
Costs paid	(488)
Effects of foreign currency exchange	(25)

Balance at December 31, 2015	$102

Cumulative costs incurred to date, including non-cash charges	$1,527

The Company has accrued for all expected costs related to the 2014 restructuring program. Additional costs to be incurred are expected to be immaterial. The Company expects the 2014 restructuring program to be substantially completed in 2016.

2012/13 Restructuring

During the financial year 2012, the Company initiated the rationalization of the Company’s global operations, involving a wind down of its subsidiaries in Germany, China and Hong Kong, while their business activities will be absorbed by other AVG entities. The Company completed the rationalization of operations during the second quarter of financial year 2013. The Company reported a liability in relation to a non-cancelable lease agreement, amounting to $911 as of December 31, 2015.

The following table summarizes the changes in the rationalization of operations related liabilities:

Closure and other contractual liabilities
Balance at January 1, 2015	$1,025
Costs incurred and charged to expense	232
Costs paid	(238)
Effects of foreign currency exchange	(108)

Balance at December 31, 2015	$911

Cumulative costs incurred to date, including non-cash charges	$7,265

Due to organizational reorganizations, we ceased using our leased office space in Darmstodf, Germany. ALL costs related to this lease, including future lease payments, have been accrued. The lease term of this office space, which is partially sublet, will end in 2022. The accrued balance at December 31, 2015, relates to the cease-used facility.